Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 1,779	$ 1,746		$ 2,028
Impairment losses (note 7)		(53)		(194)
Amortization for the period	(138)	(119)		(130)
Additions (decreases), net	151	192	[1]	53	[1]
Business combinations (note 4.1)				7
Foreign currency translation effects	(37)	13		(18)
Balance at the end of period	1,755	1,779		1,746
Extraction rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	1,350	1,358
Impairment losses (note 7)		0
Amortization for the period	(44)	(24)
Additions (decreases), net	(10)	27	[1]
Foreign currency translation effects	(19)	(11)
Balance at the end of period	1,277	1,350		1,358
Industrial property and trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	23	24
Amortization for the period	(7)	(2)
Foreign currency translation effects	1	1
Balance at the end of period	17	23		24
Mining projects [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	45	43
Amortization for the period	(1)	(1)
Additions (decreases), net	(10)	2	[1]
Foreign currency translation effects	(1)	1
Balance at the end of period	33	45		43
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	228	213
Impairment losses (note 7)		(49)
Amortization for the period	(73)	(71)
Additions (decreases), net	136	132	[1]
Foreign currency translation effects	(5)	3
Balance at the end of period	286	228		213
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	133	108
Impairment losses (note 7)		(4)		(13)
Amortization for the period	(13)	(21)
Additions (decreases), net	35	31	[1]
Foreign currency translation effects	(13)	19
Balance at the end of period	$ 142	$ 133		$ 108

[1]	Includes the capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of operations over a period ranging from 3 to 5 years.